Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 3,301	$ 2,984	$ 6,145	$ 9,088	$ 10,232	$ 23,446
Cost of revenue	27,534	27,382	63,732	74,476	245,810	129,943
Gross loss	(24,233)	(24,398)	(57,587)	(65,388)	(235,578)	(106,497)
Operating expenses
Professional fees	45,978	150,510	189,999	252,307	259,547	170,071
General and administrative	478,899	318,368	1,101,290	851,525	1,114,061	551,584
Compensation and related costs	172,730	47,272	559,319	227,741	436,560	329,044
Stock based compensation	386,287	191,185	1,029,476	1,228,598	1,470,346	124,357
Other operating expenses	163,800		184,221
Total operating expenses	1,247,694	707,335	3,064,305	2,560,171	3,280,514	1,175,056
Loss from operations	(1,271,927)	(731,733)	(3,121,892)	(2,625,559)	(3,516,092)	(1,281,553)
Other expense (income)
Interest on promissory notes		77,856		239,099	240,760	178,043
Amortization of debt discounts and other fees		11,005		12,839	12,839	249,270
Extinguishment of debt				224,812	255,991
Forgiveness of accrued interest payable on note payable						(238,151)
Loss on share exchange agreement with related party						76,926
Other expense (income)	(1,917)	(3)	(3,883)	(218)	(217)	(1,606)
Total other expense	(1,917)	88,858	(3,883)	476,532	509,373	264,482
Loss before provision for income taxes	(1,270,010)	(820,591)	(3,118,009)	(3,102,091)	(4,025,465)	(1,546,035)
Provision for income taxes
Net loss	(1,270,010)	(820,591)	(3,118,009)	(3,102,091)	(4,025,465)	(1,546,035)
Loss attributable to non-controlling interest	(241,818)	(201,452)	(687,311)	(940,256)	(1,253,107)	(404,372)
Net loss attributable to Atlas Lithium Corporation stockholders	$ (1,028,192)	$ (619,139)	$ (2,430,698)	$ (2,161,835)	$ (2,772,358)	$ (1,141,663)
Basic and diluted loss per share
Net loss per share attributable to Atlas Lithium Corporation common stockholders
Weighted-average number of common shares outstanding:
Basic and diluted	3,434,765,947	2,946,874,985	3,434,765,947	2,659,344,430	2,767,248,003	1,271,251,526
Comprehensive loss:
Net loss	$ (1,270,010)	$ (820,591)	$ (3,118,009)	$ (3,102,091)	$ (4,025,465)	$ (1,546,035)
Foreign currency translation adjustment	(267,594)	6,794	38,870	25,498	56,815	(134,914)
Comprehensive loss	(1,537,604)	(813,797)	(3,079,139)	(3,076,593)	(3,968,650)	(1,680,949)
Comprehensive loss attributable to noncontrolling interests	(472,483)	(185,647)	(673,300)	(940,450)	(1,258,595)	(345,130)
Comprehensive loss attributable to Atlas Lithium Corporation stockholders	$ (1,065,121)	$ (628,150)	$ (2,405,839)	$ (2,136,143)	$ (2,710,055)	$ (1,335,819)